THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN
SMALL COMPANY FUND
SEPTEMBER 30, 2021
(Unaudited)

SCHEDULE OF INVESTMENTS

 COMMON STOCK — 97.3%

	Shares	Value
COMMUNICATION SERVICES — 1.6%
John Wiley & Sons, Cl A	1,135,000	$59,258,350

CONSUMER DISCRETIONARY — 4.6%
National Vision Holdings *	125,175	7,106,185
Sally Beauty Holdings *	2,135,000	35,974,750
Shake Shack, Cl A *	275,000	21,576,500
Wingstop	310,000	50,818,300
Wolverine World Wide	1,850,000	55,204,000

		170,679,735

CONSUMER STAPLES — 12.6%
Central Garden & Pet, Cl A *	775,000	33,325,000
elf Beauty *	1,640,000	47,642,000
Honest *	930,000	9,653,400
Hostess Brands, Cl A *	5,155,000	89,542,350
J&J Snack Foods	280,000	42,789,600
Lancaster Colony	505,000	85,249,050
MGP Ingredients	695,000	45,244,500
Simply Good Foods *	2,480,000	85,535,200
Utz Brands, Cl A	2,035,970	34,876,166

		473,857,266

FINANCIALS — 13.8%
Argo Group International Holdings	1,015,000	53,003,300
BRP Group, Cl A *	1,135,080	37,786,813
Bryn Mawr Bank	480,000	22,056,000
Community Bank System	465,000	31,815,300
CVB Financial	1,255,000	25,564,350
German American Bancorp	655,000	25,302,650
Independent Bank	725,000	55,208,750
James River Group Holdings	915,000	34,522,950
Palomar Holdings *	395,000	31,927,850
Prosperity Bancshares	570,000	40,544,100
Selective Insurance Group	700,000	52,871,000
Stock Yards Bancorp	425,000	24,926,250

1	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN
SMALL COMPANY FUND
SEPTEMBER 30, 2021
(Unaudited)

COMMON STOCK — continued

	Shares	Value
FINANCIALS — continued
UMB Financial	660,000	$63,828,600
Washington Trust Bancorp	355,000	18,807,900

		518,165,813

HEALTH CARE — 22.0%
AtriCure *	575,000	39,991,250
Avanos Medical *	981,030	30,608,136
Axonics *	155,000	10,088,950
Cardiovascular Systems *	1,635,000	53,677,050
CONMED	700,000	91,581,000
Envista Holdings *	380,000	15,887,800
Globus Medical, Cl A *	770,000	58,997,400
Inspire Medical Systems *	315,000	73,357,200
Integra LifeSciences Holdings *	1,380,000	94,502,400
Masimo *	80,000	21,656,800
Omnicell *	225,000	33,396,750
Outset Medical *	875,000	43,260,000
Penumbra *	205,000	54,632,500
Prestige Consumer Healthcare *	510,000	28,616,100
Pulmonx *	875,000	31,482,500
STERIS PLC	270,000	55,155,600
Tactile Systems Technology *	835,000	37,115,750
Vapotherm *	715,000	15,923,050
Veracyte *	735,000	34,140,750

		824,070,986

INDUSTRIALS — 19.1%
Albany International, Cl A	250,000	19,217,500
Altra Industrial Motion	1,220,000	67,527,000
Barnes Group	1,335,000	55,709,550
CSW Industrials	337,160	43,055,332
ESCO Technologies	490,000	37,730,000
Evoqua Water Technologies *	2,565,000	96,341,400
Gibraltar Industries *	375,000	26,118,750
John Bean Technologies	820,000	115,251,000
MSA Safety	634,705	92,476,519
Ritchie Bros. Auctioneers	1,135,000	69,984,100
Standex International	315,000	31,156,650

2	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN
SMALL COMPANY FUND
SEPTEMBER 30, 2021
(Unaudited)

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS — continued
Transcat *	150,000	$9,672,000
TriMas *	1,630,000	52,746,800

		716,986,601

INFORMATION TECHNOLOGY — 20.7%
Asana, Cl A *	100,000	10,384,000
Blackbaud *	800,000	56,280,000
BlackLine *	490,000	57,849,400
Cerence *	185,000	17,780,350
Envestnet *	500,000	40,120,000
Medallia *	812,550	27,521,069
New Relic *	1,380,000	99,042,600
Pure Storage, Cl A *	4,175,500	105,055,580
Q2 Holdings *	755,000	60,505,700
Qualys *	223,060	24,824,347
SailPoint Technologies Holdings *	1,440,000	61,747,200
Sumo Logic *	2,420,000	39,010,400
Tenable Holdings *	1,465,000	67,595,100
Workiva, Cl A *	440,000	62,022,400
Yext *	3,870,000	46,556,100

		776,294,246

MATERIALS — 2.9%
Chase	150,000	15,322,500
Innospec	400,000	33,688,000
Sensient Technologies	645,000	58,746,600

		107,757,100

TOTAL COMMON STOCK (Cost $2,719,091,430)		3,647,070,097

CASH EQUIVALENTS** — 2.9%
Fidelity Investments - Money Market Treasury Only Portfolio, Cl I, 0.010%	20,000,000	20,000,000

3	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN
SMALL COMPANY FUND
SEPTEMBER 30, 2021
(Unaudited)

CASH EQUIVALENTS — continued

	Shares	Value
Goldman Sachs Square Treasury Instruments Fund, Institutional Shares, 0.006%	88,964,878	$88,964,878

TOTAL CASH EQUIVALENTS (Cost $108,964,878)		108,964,878

TOTAL INVESTMENTS — 100.2% (Cost $2,828,056,308)		$3,756,034,975

Percentages are based on Net Assets of $3,749,247,182.

*	Non-income producing security.
**	Rate reported is the 7-day effective yield as of September 30, 2021.

Cl — Class

PLC — Public Limited Company

As of September 30, 2021, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

During the period ended September 30, 2021, there were no transfers in or out of Level 3.

For more information on the Fund’s policy regarding significant accounting policies including valuation of investments, please refer to the Fund’s most recent semi-annual or annual financial statements.

CSC-QH-001-3400

4	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN
MID CAP FUND
SEPTEMBER 30, 2021
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.6%

	Shares	Value
CONSUMER DISCRETIONARY — 8.0%
Advance Auto Parts	865,000	$180,689,850
Leslie’s *	4,344,495	89,235,927
Planet Fitness, Cl A *	635,000	49,879,250
Terminix Global Holdings *	2,175,000	90,632,250
Tractor Supply	440,000	89,148,400
Ulta Beauty *	195,000	70,379,400

		569,965,077

CONSUMER STAPLES — 12.1%
Boston Beer, Cl A *	120,000	61,170,000
Church & Dwight	970,000	80,092,900
Clorox	765,000	126,691,650
Freshpet *	290,000	41,380,100
Hershey	585,000	99,011,250
Hormel Foods	1,810,000	74,210,000
JM Smucker	1,000,000	120,030,000
Lamb Weston Holdings	1,160,000	71,189,200
McCormick	1,315,000	106,554,450
Molson Coors Beverage, Cl B	1,680,000	77,918,400

		858,247,950

FINANCIALS — 11.4%
Arthur J Gallagher	1,135,000	168,717,750
Cullen/Frost Bankers	710,000	84,220,200
Everest Re Group	650,000	163,007,000
Northern Trust	850,000	91,638,500
Prosperity Bancshares	975,000	69,351,750
SVB Financial Group *	168,000	108,675,840
Tradeweb Markets, Cl A	1,525,000	123,189,500

		808,800,540

HEALTH CARE — 23.8%
Abcam PLC ADR	1,260,000	25,540,200
Align Technology *	225,000	149,721,750
Bio-Rad Laboratories, Cl A *	135,000	100,703,250
Bio-Techne	210,000	101,759,700

5	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN
MID CAP FUND
SEPTEMBER 30, 2021
(Unaudited)

COMMON STOCK — continued

	Shares	Value
HEALTH CARE — continued
Catalent *	665,000	$88,491,550
Cooper	225,000	92,994,750
DENTSPLY SIRONA	2,480,000	143,964,000
Edwards Lifesciences *	1,613,000	182,607,730
Integra LifeSciences Holdings *	1,475,000	101,008,000
Maravai LifeSciences Holdings, Cl A *	1,735,000	85,153,800
Masimo *	482,725	130,678,485
STERIS PLC	546,000	111,536,880
Tandem Diabetes Care *	785,000	93,713,300
Veeva Systems, Cl A *	340,000	97,977,800
Waters *	512,560	183,137,688

		1,688,988,883

INDUSTRIALS — 18.5%
AMETEK	1,500,000	186,015,000
Clarivate PLC *	4,410,000	96,579,000
CoStar Group *	865,000	74,441,900
Fortive	2,938,970	207,403,113
Generac Holdings *	426,810	174,424,443
Graco	865,000	60,524,050
IDEX	395,000	81,745,250
Nordson	490,000	116,693,500
Rockwell Automation	360,000	105,854,400
Toro	1,371,130	133,561,773
Verisk Analytics	370,000	74,099,900

		1,311,342,329

INFORMATION TECHNOLOGY — 22.2%
Anaplan *	1,760,000	107,166,400
Asana, Cl A *	2,100,000	218,064,000
Medallia *	922,385	31,241,180
New Relic *	690,000	49,521,300
Nutanix, Cl A *	2,825,000	106,502,500
Okta, Cl A *	500,000	118,670,000
Palo Alto Networks *	380,000	182,020,000
Pure Storage, Cl A *	4,508,940	113,444,931
ServiceNow *	85,000	52,892,950

6	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN
MID CAP FUND
SEPTEMBER 30, 2021
(Unaudited)

COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY — continued
Smartsheet, Cl A *	960,000	$66,067,200
Synopsys *	280,000	83,834,800
Workday, Cl A *	755,000	188,666,950
Zendesk *	1,070,000	124,537,300
Zscaler *	525,000	137,665,500

		1,580,295,011

MATERIALS — 1.6%
AptarGroup	960,000	114,576,000

TOTAL COMMON STOCK (Cost $4,700,780,198)		6,932,215,790

CASH EQUIVALENTS** — 3.0%
Fidelity Investments - Money Market Treasury Only Portfolio, Cl I, 0.010%	20,000,000	20,000,000
Goldman Sachs Square Treasury Instruments Fund, Institutional Shares, 0.006%	191,543,189	191,543,189

TOTAL CASH EQUIVALENTS (Cost $211,543,189)		211,543,189

TOTAL INVESTMENTS — 100.6% (Cost $4,912,323,387)		$7,143,758,979

Percentages are based on Net Assets of $7,100,931,113.

*	Non-income producing security.
**	Rate reported is the 7-day effective yield as of September 30, 2021.

7	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN
MID CAP FUND
SEPTEMBER 30, 2021
(Unaudited)

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

As of September 30, 2021, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

During the period ended September 30, 2021, there were no transfers in or out of Level 3.

For more information on the Fund’s policy regarding significant accounting policies including valuation of investments, please refer to the Fund’s most recent semi-annual or annual financial statements.

CSC-QH-002-2700

8	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN EMERGING
MARKETS FUND
SEPTEMBER 30, 2021
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.7%

	Shares	Value
ARGENTINA — 2.9%
MercadoLibre *	168	$282,139

BRAZIL — 4.4%
Arco Platform, Cl A *	1,615	35,046
B3 - Brasil Bolsa Balcao	29,145	68,358
Pagseguro Digital, Cl A *	3,660	189,295
XP, Cl A *	3,285	131,958

		424,657

CHINA — 26.8%
Agora ADR	2,325	67,425
Alibaba Group Holding *	17,690	326,783
Beijing Kingsoft Office Software, Cl A	3,114	135,447
Foshan Haitian Flavouring & Food, Cl A	7,105	120,117
Hefei Meyer Optoelectronic Technology, Cl A	15,515	91,047
JD.com, Cl A *	6,770	247,626
KE Holdings ADR *	3,895	71,123
NetEase	4,390	74,701
New Horizon Health *	3,110	13,638
Sangfor Technologies, Cl A	2,880	104,079
Shenzhen Inovance Technology, Cl A	8,482	82,705
Shenzhen Mindray Bio-Medical Electronics, Cl A	2,745	163,255
Sichuan Teway Food Group, Cl A	12,738	44,807
SKSHU Paint, Cl A	4,793	74,001
Tencent Holdings	6,510	392,122
Venus MedTech Hangzhou, Cl H *	10,095	52,195
WuXi AppTec, Cl H	8,135	189,889
Wuxi Biologics Cayman *	14,010	229,270
Yum China Holdings	1,885	109,537

		2,589,767

HONG KONG — 4.4%
AIA Group	21,425	247,571
Hong Kong Exchanges & Clearing	2,935	180,546

		428,117

9	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN EMERGING
MARKETS FUND
SEPTEMBER 30, 2021
(Unaudited)

COMMON STOCK — continued

	Shares	Value
HUNGARY — 1.9%
OTP Bank *	3,205	$188,234

INDIA — 20.2%
Asian Paints	3,740	163,194
Avenue Supermarts *	1,640	93,892
Bajaj Finance	2,895	297,771
Britannia Industries	1,365	72,624
HDFC Bank	13,165	282,176
Kotak Mahindra Bank	5,405	145,560
L&T Technology Services	2,755	174,104
Reliance Industries	15,085	510,768
Tata Consultancy Services	4,265	216,410

		1,956,499

INDONESIA — 2.1%
Bank Central Asia	82,705	201,806

MEXICO — 2.1%
Wal-Mart de Mexico	58,550	199,351

POLAND — 0.5%
Dino Polska *	635	52,993

RUSSIA — 3.8%
Ozon Holdings PLC ADR *	2,030	102,413
TCS Group Holding PLC GDR	2,945	270,192

		372,605

SINGAPORE — 4.2%
Nanofilm Technologies International	21,535	65,715
Sea ADR *	1,055	336,260

		401,975

SOUTH AFRICA — 0.8%
Clicks Group	4,135	76,422

SOUTH KOREA — 5.9%
Kakao	1,920	189,547
Koh Young Technology	5,050	81,907

10	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN EMERGING
MARKETS FUND
SEPTEMBER 30, 2021
(Unaudited)

COMMON STOCK — continued

	Shares/Number of Rights	Value
SOUTH KOREA — continued
LG Household & Health Care	65	$73,475
SK IE Technology *	945	178,937
SK Materials	130	45,116

		568,982

TAIWAN — 13.4%
Airtac International Group	4,570	142,926
Realtek Semiconductor	7,175	127,253
Silergy	1,080	157,611
Taiwan Semiconductor Manufacturing	31,255	645,081
Voltronic Power Technology	3,710	226,549

		1,299,420

UNITED KINGDOM — 2.2%
Unilever PLC ADR	2,335	126,604
VTEX, Cl A *	4,030	82,897

		209,501

UNITED STATES — 2.1%
EPAM Systems *	350	199,668

TOTAL COMMON STOCK (Cost $7,178,434)		9,452,136

PREFERRED STOCK — 0.4%

BRAZIL — 0.4%
Banco Inter †	12,660	36,408

TOTAL PREFERRED STOCK (Cost $23,996)		36,408

RIGHTS — 0.0%

TAIWAN — 0.0%
Airtac, Expires October 17, 2021*	212	1,194

TOTAL RIGHTS (Cost $–)		1,1,94

11	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN EMERGING
MARKETS FUND
SEPTEMBER 30, 2021
(Unaudited)

Value
TOTAL INVESTMENTS — 98.1% (Cost $7,202,430)	$9,489,738

Percentages are based on Net Assets of $9,668,924.

*	Non-income producing security.
†	There is currently no rate available.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

PLC — Public Limited Company

The following is a list of the inputs used as of September 30, 2021, in valuing the Fund’s Investments:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Argentina	$282,139	$–	$–	$282,139
Brazil	424,657	–	–	424,657
China	248,085	2,341,682	–	2,589,767
Hong Kong	–	428,117	–	428,117
Hungary	–	188,234	–	188,234
India	–	1,956,499	–	1,956,499
Indonesia	–	201,806	–	201,806
Mexico	199,351	–	–	199,351
Poland	–	52,993	–	52,993
Russia	372,605	–	–	372,605
Singapore	336,260	65,715	–	401,975
South Africa	–	76,422	–	76,422
South Korea	–	568,982	–	568,982
Taiwan	–	1,299,420	–	1,299,420
United Kingdom	209,501	–	–	209,501
United States	199,668	–	–	199,668

Total Common Stock	2,272,266	7,179,870	–	9,452,136

Preferred Stock
Brazil	36,408	–	–	36,408

Total Preferred Stock	36,408	–	–	36,408

Rights
Taiwan	1,194	–	–	1,194

Total Rights	1,194	–	–	1,194

Total Investments in Securities	$2,309,868	$7,179,870	$–	$9,489,738

12	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN EMERGING
MARKETS FUND
SEPTEMBER 30, 2021
(Unaudited)

During the period ended September 30, 2021, there were no transfers in or out of Level 3.

For more information on the Fund’s policy regarding significant accounting policies including valuation of investments, please refer to the Fund’s most recent semi-annual or annual financial statements.

CSC-QH-004-1300

13	CHAMPLAIN INVESTMENT	PARTNERS